Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per Share [Line Items]
LOSS PER SHARE

NOTE 15: LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share attributed to the Ordinary shareholders for the periods presented:

	Year ended December 31,
	2021	2020
Numerator:
Net loss attributable to the Company Ordinary Shares	$53,484	$3,741

Denominator:
Weighted average stock used in computing net loss per share attributed to Ordinary Shares, basic and diluted	87,487	65,639
Net loss per share attributable to Ordinary Shares, basic and diluted:	$(611.33)	$(56.99)

The potential Ordinary Shares that were excluded from the computation of diluted net loss per shares attributable to Ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2021	2020
Restricted Ordinary Shares	23,116	41,608
Preferred Shares	279,723	279,723
Ordinary A Share	65,814	65,814
Warrant liability	37,374	14,383
SAFE	51,989	8,448
Outstanding share options	40,892	32,533
Total	498,908	442,509

Moringa Acquisition Corp [Member]
Loss per Share [Line Items]
LOSS PER SHARE

NOTE 8 — NET PROFIT (LOSS) PER SHARE:

The following table reflects the calculation of basic and diluted net profit (loss) per share (in dollars, except share amounts):

	Six months ended June 30,		Three months ended June 30,
	2022	2021	2022	2021
Net profit (loss)	$(202,966)	$(289,547)	$42,693	$(191,793)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	(172,727)	—	(163,341)	—
Net loss including Accretion	$(375,693)	$(289,547)	$(120,648)	$(191,793)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss including Accretion	$(290,843)	$(207,447)	$(93,400)	$(148,477)
Accretion	172,727	—	163,341	—
	$(118,116)	$(207,447)	$69,941	$(148,477)
Denominator:
weighted average number of shares	11,500,000	8,205,556	11,500,000	11,500,000
Basic and diluted net profit (loss) per Class A ordinary share subject to possible redemption	$(0.01)	$(0.03)	$0.01	$(0.01)

Non-redeemable Class A and B ordinary shares:
Numerator:
Net loss including Accretion	$(84,850)	$(82,100)	$(27,248)	$(43,316)
Denominator:
weighted average number of shares	3,355,000	3,247,445	3,355,000	3,355,000
Basic and diluted net loss per non-redeemable Class A and B ordinary share	$(0.03)	$(0.03)	$(0.01)	$(0.01)